Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Quarterly Financial Data [Line Items]
Revenues	$ 1,154,716	[1]	$ 1,536,671	[1]	$ 1,355,385	[1]	$ 1,008,156	[1]	$ 1,072,315	[1]	$ 1,394,915	[1]	$ 1,371,854	[1]	$ 931,278	[1]	$ 5,054,928	[1]	$ 4,770,362	[1]	$ 4,546,653
Gross profit	282,244		373,763		319,199		247,615		260,521		334,691		327,984		233,760		1,222,821		1,156,956		1,120,252
Net income attributable to Watsco, Inc.	$ 46,010		$ 106,489		$ 86,578		$ 30,502		$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 269,579		$ 245,950		$ 242,932
Earnings per share for Common and Class B common stock:
Basic	$ 1.14	[2]	$ 2.77	[2]	$ 2.26	[2]	$ 0.72	[2]	$ 0.92	[2]	$ 2.20	[2]	$ 2.40	[2]	$ 0.88	[2]	$ 7.03	[2]	$ 6.51	[2]	$ 6.50
Diluted	$ 1.14	[2]	$ 2.76	[2]	$ 2.26	[2]	$ 0.72	[2]	$ 0.92	[2]	$ 2.20	[2]	$ 2.40	[2]	$ 0.88	[2]	$ 7.01	[2]	$ 6.50	[2]	$ 6.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the first and fourth quarters. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.